Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of December 31,
	2019	2018
Research and development	$3,403	$7,830
Employee compensation costs	2,020	2,485
Consulting and professional services	2,252	2,335
Legal expenses	651	742
Deferred rent	72	122
Other	97	312
Total	$8,495	$13,826